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                   U. S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM 24F-2
                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2

            Read instructions at end of Form before preparing Form
                             Please print or type
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1.   Name and address of issuer:
             JOHN HANCOCK VARIABLE LIFE ACCOUNT U
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2.   Name of each series or class of funds for which this notice is filed:
     Large Cap Growth, Sovereign Bond, International Equities, Small Cap Growth, International Balanced, Mid Cap Growth, Large Cap Value, Money Market, Mid Cap Value, Special Opportunities, Real Estate Equity, Growth & Income, Managed, Short-Term U.S. Government, Small Cap Value, International Opportunities, Equity Index, Strategic Bond, Turner Core Growth, Frontier Capital Appreciation and Edinburg Overseas Equity Sub-Accounts.
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3.   Investment Company Act File Number:    811-3068


     Securities Act File Number:     2-68061;  33-76660
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4.   Last day of fiscal year for which this notice is filed:

            DECEMBER 31, 1997
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5.   Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purpose of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                           [_]
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6.   Data of termination of issuer's declaration under rule 24f-2 (a)(1), if applicable (see Instruction A.6):

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7.   Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

             NONE
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8.   Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

             NONE
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9.   Number and aggregate sale price of securities sold during the fiscal year:
     $258,954,834
     Rather than shares or units, the securities sold constitute interest in the separate account having an initial value equal to the dollar amount that commences to earn a return when allocated to one of the subaccounts. For purposes of this notice, the aggregate sale price is the sum of such dollar amounts.
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10.  Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2.

             $258,954,834
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11.  Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction 6.7):

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12.  Calculation of registration fee:
          (i)  Aggregate sale price of securities
               sold during the fiscal year in
               reliance on rule 24f-2 (from Item 10):              $ 258,954,834
                                                                ----------------

          (ii) Aggregate price of shares issued in
               connection with dividend reinvestment
               plans (from Item 11. If applicable):                            0
                                                                ----------------

         (iii) Aggregate price of shares redeemed
               or repurchased during the fiscal
               year (if applicable):                            $    114,121,379
                                                                ----------------

         (iv)  Aggregate price of shares redeemed
               or repurchased and previously
               applied as a reduction to filing
               fees pursuant to rule 24c-2 (if
               applicable):                                                    0
                                                                ----------------

         (v)   Net Aggregate price of securities
               sold and issued during the fiscal
               year in reliance on rule 24f-2[line
               (i), plus line (ii), less line (iii),
               plus line (iv)] (If applicable):                 $    144,833,455
                                                                ----------------

         (vi)  Multiplier prescribed by Section
               6(b) of the Securities Act of 1933
               or other applicable law or
               regulation (see instruction C.6):                      1/3300
                                                                ----------------

         (vii) Fee due [line (i) or line (v)
               multiplied by line (vi)]:                        $      43,888.93
                                                                ----------------

Instruction: Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

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13.  Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                                            [X]

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:
            February 24, 1998

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                                  SIGNATURES
This report has been signed below by the following person on behalf of the issuer and in the capacities and on the date indicated.

                                            /S/ RAYMOND F. SKIBA
                                            --------------------

By (Signature and Title):                   Raymond F. Skiba
                                            ------------------------------------
                                            Treasurer

Date     February 24, 1998
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